Proposed Public Offering	1 Months Ended
Dec. 31, 2020
Athena Technology Acquisition Corp [Member]
Proposed Public Offering [Abstract]
Proposed Public Offering

Note 3 — Proposed Public Offering

Pursuant to the Proposed Public Offering, the Company intends to offer for sale 25,000,000 Public Units, (or 28,750,000 Public Units if the underwriters’ over-allotment option is exercised in full) at a price of $10.00 per Public Unit. Each Public Unit consists of one share of Class A common stock and one-third of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. Only whole warrants are exercisable. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The warrants will become exercisable on the later of 30 days after the completion of the initial Business Combination or 12 months from the closing of the Proposed Public Offering, and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation.